Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	Mirae Asset Discovery Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001489215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2018
Prospectus Date	rr_ProspectusDate	Jan. 22, 2018
Emerging Markets Corporate Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAEBX
Emerging Markets Corporate Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCEBX
Emerging Markets Corporate Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEBX